Organization and Business Overview - Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses (Details) - IPO [Member]	12 Months Ended
Nov. 30, 2025 USD ($)
Organization and Business Overview - Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses (Details) [Line Items]
Gross proceeds from the Offering ( 1,875,000 ordinary shares at $4.00 per share )	$ 7,500,000
Total Gross Proceeds	7,500,000
Compensation and Deduction from Gross Proceeds
Underwriting discount (7% of gross proceeds)	(525,000)
Non-accountable expenses (1% of gross proceeds)	(75,000)
Reimburse expenses paid on Issuers behalf	(30,000)
Clearing and other related expenses	(35,000)
Accountable Expenses ($200,000 maximum of which $15,000 has been paid. Also includes $105,000 to Haneberg Hurlbert PLC)	(185,000)
Remaining Due Diligence Fee (a total of $75,000, of which $40,000 has been paid)	(35,000)
Legal Fees - Loeb & Loeb	(200,000)
NASDAQ, INC. - Professional services fee - USD45,000	(45,000)
Nasdaq Fee 49652.33 USD	(49,652.33)
Total Deductions	(1,179,652)
Foreign exchange gain (or loss)	(17,303)
Net Proceeds	$ 6,303,045